UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 13/31/08

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/13/09
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total: $354,963,837 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    13981 261964.26SH       SOLE                                  261964.26
ACCENTURE LTD                  COM              g1150g111     7753 236470.58SH       SOLE                                  236470.58
ADOBE SYSTEMS INC              COM              00724F101     5301 249003.00SH       SOLE                                  249003.00
AECOM TECH CORP DEL COM        COM              00766t100     1389 45225.00 SH       SOLE                                   45225.00
AIRGAS INC                     COM              009363102      869 22290.38 SH       SOLE                                   22290.38
ALLERGAN INC                   COM              018490102    10372 257256.91SH       SOLE                                  257256.91
ALLIANT TECHSYSTEMS INC        COM              018804104     1093 12750.00 SH       SOLE                                   12750.00
AMETEK INC NEW COM             COM              031100100     1874 62035.21 SH       SOLE                                   62035.21
AMPHENOL CORP NEW-CL A         CL A             032095101     1557 64970.07 SH       SOLE                                   64970.07
APTARGROUP INC                 COM              038336103     1069 30340.00 SH       SOLE                                   30340.00
AXIS CAPITAL HOLDINGS          COM              g0692u109     1183 40640.93 SH       SOLE                                   40640.93
BAKER HUGHES INC               COM              057224107      207  6475.00 SH       SOLE                                    6475.00
BANK OF NEW YORK MELLON CORP   COM              064058100     7930 279921.42SH       SOLE                                  279921.42
BJS WHOLESALE CLUB             COM              05548J106      845 24670.00 SH       SOLE                                   24670.00
BROADBAND HOLDRS TR DEPOSITARY COM              11130P104       85 10100.00 SH       SOLE                                   10100.00
BROADCOM CORP CL A             CL A             111320107     6144 362065.00SH       SOLE                                  362065.00
CATERPILLAR INC                COM              149123101     8040 179999.13SH       SOLE                                  179999.13
CHATTEM INC COM                COM              162456107      976 13650.00 SH       SOLE                                   13650.00
CHEVRON CORP                   COM              166764100     6449 87194.17 SH       SOLE                                   87194.17
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     3894 18713.58 SH       SOLE                                   18713.58
CHURCH DWIGHT CO. INC.         COM              171340102      899 16030.00 SH       SOLE                                   16030.00
CISCO SYSTEMS INC              COM              17275R102     6295 386243.00SH       SOLE                                  386243.00
CITRIX SYSTEMS INC             COM              177376100     1051 44620.00 SH       SOLE                                   44620.00
COGNIZANT TECH SOLUTIONS       COM              192446102     1433 79365.00 SH       SOLE                                   79365.00
COLGATE PALMOLIVE CO.          COM              194162103    13051 190427.63SH       SOLE                                  190427.63
CORE LABS                      COM              N22717107     1334 22290.00 SH       SOLE                                   22290.00
COVIDIEN LTD COM               COM              g2552x108     9105 251250.93SH       SOLE                                  251250.93
DAVITA INC                     COM              23918k108      979 19755.00 SH       SOLE                                   19755.00
DENBURY RES INC COM NEW        COM              247916208      486 44575.00 SH       SOLE                                   44575.00
DEVON ENERGY CORPORATION NEW   COM              25179M103     6399 97396.39 SH       SOLE                                   97396.39
DOLBY LABORATORIES INC COM     COM              25659T107      918 28025.00 SH       SOLE                                   28025.00
DONALDSON CO INC               COM              257651109      915 27210.00 SH       SOLE                                   27210.00
DRIL-QUIP INC COM              COM              262037104      239 11660.00 SH       SOLE                                   11660.00
DUN & BRADSTREET CORP          COM              26483e100     2148 27825.27 SH       SOLE                                   27825.27
EMERSON ELECTRIC CO            COM              291011104     9406 256944.91SH       SOLE                                  256944.91
EXPEDITORS INTERNATIONAL OF WA COM              302130109     8928 268374.04SH       SOLE                                  268374.04
EXXON MOBIL CORP               COM              30231G102    15312 191817.19SH       SOLE                                  191817.19
FACTSET RESH SYS INC COM       COM              303075105     1004 22710.00 SH       SOLE                                   22710.00
GAMESTOP CORP CL A             CL A             36467w109      775 35790.00 SH       SOLE                                   35790.00
GEN-PROBE INC NEW COM          COM              36866T103     1764 41195.00 SH       SOLE                                   41195.00
GENERAL ELECTRIC CO            COM              369604103     7560 466719.67SH       SOLE                                  466719.67
GENERAL MILLS                  COM              370334104      325  5350.00 SH       SOLE                                    5350.00
GILEAD SCIENCES INC            COM              375558103     9629 188300.00SH       SOLE                                  188300.00
GOOGLE                         COM              38259p508     6096 19815.00 SH       SOLE                                   19815.00
HALLIBURTON CO HLDG CO         COM              406216101     3060 168360.00SH       SOLE                                  168360.00
HENRY SCHEIN INC               COM              806407102      800 21815.00 SH       SOLE                                   21815.00
HMS HOLDINGS CORP              COM              40425j101     1427 45275.00 SH       SOLE                                   45275.00
HOLOGIC INC                    COM              436440101      772 59141.99 SH       SOLE                                   59141.99
IBM                            COM              459200101     6826 81117.61 SH       SOLE                                   81117.61
IDEXX LABORATORIES CORP        COM              45168D104      927 25705.00 SH       SOLE                                   25705.00
IHS INC CL A                   CL A             451734107      789 21110.00 SH       SOLE                                   21110.00
INFUSYSTEMS HLDGS INC COM      COM              45685k102       92 39400.00 SH       SOLE                                   39400.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2248 27275.00 SH       SOLE                                   27275.00
INTREPID POTASH INC            COM              46121y102      513 24720.00 SH       SOLE                                   24720.00
ITT EDUCATIONAL SVCS COM       COM              45068b109     1485 15645.00 SH       SOLE                                   15645.00
J P MORGAN CHASE & CO.         COM              46625h100     7015 222488.94SH       SOLE                                  222488.94
JUNIPER NETWORK INC            COM              48203R104      848 48440.00 SH       SOLE                                   48440.00
KELLOGG CO                     COM              487836108    10062 229475.51SH       SOLE                                  229475.51
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104     7957 107852.75SH       SOLE                                  107852.75
LAB CP OF AMER HLDG NEW        COM              50540R409    11197 173850.00SH       SOLE                                  173850.00
LAZARD LTD SHS A               CL A             G54050102      858 28850.49 SH       SOLE                                   28850.49
LKQ CORP COM                   COM              501889208      844 72455.00 SH       SOLE                                   72455.00
LOGITECH INTL                  COM              h50430232      830 53310.00 SH       SOLE                                   53310.00
MASTERCARD INC CL A            CL A             57636q104     4788 33500.27 SH       SOLE                                   33500.27
MICROCHIP TECHNOLOGY INC       COM              595017104      830 42545.25 SH       SOLE                                   42545.25
MICROSOFT CORP                 COM              594918104     6543 336579.45SH       SOLE                                  336579.45
MIDCAP SPDR TR UNIT SER 1      unit ser 1       595635103      529  5450.00 SH       SOLE                                    5450.00
NEWFIELD EXPLORATION CO.       COM              651290108     1028 52090.00 SH       SOLE                                   52090.00
NOBLE ENRGY INC COM            COM              655044105      983 19990.00 SH       SOLE                                   19990.00
OCCIDENTAL PETE CORP           COM              674599105     7324 122091.32SH       SOLE                                  122091.32
PEPSICO INC                    COM              713448108    11690 213441.96SH       SOLE                                  213441.96
POLO RALPH LAUREN CORP CL A    CL A             731572103      766 16890.00 SH       SOLE                                   16890.00
PPD INC                        COM              717124101     1025 35340.35 SH       SOLE                                   35340.35
PRAXAIR INC                    COM              74005P104    10825 182377.83SH       SOLE                                  182377.83
PRECISION CASTPARTS CP COM     COM              740189105      398  6705.01 SH       SOLE                                    6705.01
PROCTER & GAMBLE CO            COM              742718109      509  8238.19 SH       SOLE                                    8238.19
QUALCOMM INC                   COM              747525103     8000 223300.52SH       SOLE                                  223300.52
REINSURANCE GP AMER            COM              759351604     1165 27224.99 SH       SOLE                                   27224.99
RITCHIE BROS AUCTION COM       COM              767744105      925 43195.00 SH       SOLE                                   43195.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      429 20605.54 SH       SOLE                                   20605.54
SCHLUMBERGER LTD               COM              806857108     2108 49814.79 SH       SOLE                                   49814.79
SCRIPPS NETWORKS INTER CL A CO CL A             811065101      783 35605.98 SH       SOLE                                   35605.98
SECTOR SPDR FINCL SELECT SHARE COM	        81369Y605      143 11450.00 SH       SOLE                                   11450.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803      272 17675.00 SH       SOLE                                   17675.00
SEI INVESTMENTS CO COM         COM              784117103      924 58845.00 SH       SOLE                                   58845.00
SELECT SECTOR SPDR TR          COM              81369y704      593 25350.00 SH       SOLE                                   25350.00
STANDARD & POORS DEPOSITARY RE COM              78462F103      765  8487.00 SH       SOLE                                    8487.00
STAPLES INC                    COM              855030102    11068 617678.85SH       SOLE                                  617678.85
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     7405 189207.65SH       SOLE                                  189207.65
T ROWE PRICE GROUP INC         COM              74144t108     7231 204053.08SH       SOLE                                  204053.08
TETRA TECH INC NEW             COM              88162g103     1142 47300.00 SH       SOLE                                   47300.00
ULTRA PETROLEUM CORP COM       COM              903914109      476 13795.00 SH       SOLE                                   13795.00
VCA ANTECH INC                 COM              918194101      929 46735.00 SH       SOLE                                   46735.00
VISA INC COM CL A              CL A             92826c839      264  5040.00 SH       SOLE                                    5040.00
FIRST BANCORP PR PFD PERP SER  COM              318672607      254    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      337    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     1257    40382 SH       SOLE                                      40382
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      337    12805 SH       SOLE                                      12805
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     4142   165901 SH       SOLE                                     165901
ISHARES TR MSCI GRW IDX        MSCI GRW IDX     464288885     6512   143288 SH       SOLE                                     143288
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3874    86377 SH       SOLE                                      86377
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      302    28209 SH       SOLE                                      28209
VANGUARD TOTAL STOCK MRK VIPER UNIT SER 1       922908769      405     9064 SH       SOLE                                       9064